SAFE Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Aggregate amount		$ 750,000
converted ordinary shares		533,000